Financial risk management and fair value estimates (Details) $ in Millions	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	58,946,867	25,949,585
Derivatives at fair value	$ (315)	$ (2,357)
Gain / (Loss) for valuation at fair value at year-end	8,358	11,406
Premium paid or (collected)	$ 2,048	$ 989
Futures Contract [Member] | Sugarcane [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	30,336,000	1,500,000
Derivatives at fair value	$ (3)	$ 46
Gain / (Loss) for valuation at fair value at year-end	(45)	(791)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Ethanol [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	58,800	16,920
Derivatives at fair value	$ 1,615	$ 461
Gain / (Loss) for valuation at fair value at year-end	(1,479)	209
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	273,063	115,150
Derivatives at fair value	$ (1,028)	$ (344)
Gain / (Loss) for valuation at fair value at year-end	2,319	(60)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	41,179	24,766
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(205)	(634)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	320,922	286,054
Derivatives at fair value	$ 533	$ (692)
Gain / (Loss) for valuation at fair value at year-end	7,623	11,958
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	42,116	13,407
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(211)	(376)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	74,700	12,100
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(219)	502
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	28,660	10,828
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(650)	(275)
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Cotton [member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	0	0
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	115	178
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Cotton [member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	6,350,000	7,450,000
Derivatives at fair value	$ 2	$ 237
Gain / (Loss) for valuation at fair value at year-end	0	204
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Livestock [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	0
Derivatives at fair value	$ 0
Gain / (Loss) for valuation at fair value at year-end	(158)
Premium paid or (collected)	$ 0
Option contract [member] | Ethanol [Member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	0	9,000
Derivatives at fair value	$ 0	$ 725
Gain / (Loss) for valuation at fair value at year-end	(662)	0
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Corn [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	12,981	15,956
Derivatives at fair value	$ (815)	$ (290)
Gain / (Loss) for valuation at fair value at year-end	(249)	(233)
Premium paid or (collected)	$ (64)	$ (68)
Option contract [member] | Corn [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	5,800	900
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(19)	0
Premium paid or (collected)	$ 85	$ 6
Option contract [member] | Corn [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	27,700	34,200
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 546	$ 236
Option contract [member] | Corn [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)		8,756
Derivatives at fair value		$ 22
Gain / (Loss) for valuation at fair value at year-end		233
Premium paid or (collected)		$ 0
Option contract [member] | Soybeans [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	5,000	57,976
Derivatives at fair value	$ 106	$ (2,507)
Gain / (Loss) for valuation at fair value at year-end	1,628	(450)
Premium paid or (collected)	$ (202)	$ (26)
Option contract [member] | Soybeans [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	46,800	37,800
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(178)	(6)
Premium paid or (collected)	$ 695	$ 351
Option contract [member] | Soybeans [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	53,796	51,520
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(21)	(33)
Premium paid or (collected)	$ 1,408	$ 422
Option contract [member] | Soybeans [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	3,600	113,152
Derivatives at fair value	$ 0	$ 673
Gain / (Loss) for valuation at fair value at year-end	109	468
Premium paid or (collected)	$ (242)	$ (43)
Option contract [member] | Wheat [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	1,000	4,000
Derivatives at fair value	$ 0	$ 22
Gain / (Loss) for valuation at fair value at year-end	0	22
Premium paid or (collected)	$ (140)	$ 0
Option contract [member] | Wheat [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	1,000	8,800
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	(135)
Premium paid or (collected)	$ 27	$ 100
Option contract [member] | Wheat [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	6,000	5,100
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 68	$ 39
Option contract [member] | Wheat [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	3,000	2,900
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ (121)	$ (28)
Option contract [member] | Wheat One [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	700
Derivatives at fair value	$ 0
Gain / (Loss) for valuation at fair value at year-end	0
Premium paid or (collected)	$ (12)
Futures Contract [Member] | Cotton [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	21,252,400	16,163,700
Derivatives at fair value	$ (720)	$ (710)
Gain / (Loss) for valuation at fair value at year-end	922	626
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Livestock [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	1,650	6,600
Derivatives at fair value	$ (5)	$ 0
Gain / (Loss) for valuation at fair value at year-end	(262)	(1)
Premium paid or (collected)	$ 0	$ 0